Leases (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Maturity Profile of Lease Liabilities

The table below summarizes the maturity profile of the Company’s lease liabilities based on contractual undiscounted payments:

	Carrying amount	< 1 year	1-5 years	>5 years	Total contractual cashflows
	(EUR’000)
June 30, 2019
Lease liabilities	36,302	4,931	19,603	18,440	42,974